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AXS Change Finance ESG ETF
AXS Change Finance ESG ETF
Investment Objective
The AXS Change Finance ESG ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Change Finance ESG ETF AXS Change Finance ESG ETF Shares
Management Fees	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.49%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AXS Change Finance ESG ETF | AXS Change Finance ESG ETF Shares | USD ($)	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As a result of a reorganization (the “Reorganization”), the Fund acquired all of the assets, and assumed all of the liabilities, of Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions (the “Predecessor Fund”). During the most recent fiscal year ended July 31, 2022, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index

The Index was developed in 2017 by Change Finance, PBC, the Fund’s index provider (“Change Finance” or the “Index Provider”), and measures the performance of an equal-weighted portfolio of approximately 100 large-, mid-capitalization equity securities of U.S.-listed companies. The Index excludes companies involved in the fossil fuel industry, fossil-fired utilities and companies which fail to meet a diverse set of environmental, social, and governance (“ESG”) standards.

Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Solactive Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts.

To be eligible for inclusion in the Index, companies must meet the ESG standards determined by Change Finance, which relies on ESG indicators provided by ISS ESG, a division of Institutional Shareholder Services (“ISS”), a global provider of investment data and analytics. The ISS ESG indicators measure the degree to which a company performs its business in accordance with specified ESG factors. Such factors include (i) whether a company’s primary business is in a prohibited industry (e.g., oil, gas, coal, tobacco); (ii) whether a company is involved in producing goods in a controversial business area (e.g., fossil fuels, nuclear power, genetically modified organisms (“GMOs”), military weapons, pesticides); (iii) whether a company has a history of controversial business practices relating to human rights, labor rights, environmental protection, or business malpractice (e.g., corruption, extreme tax avoidance); as well as (iv) standards and performance criteria related to environmental impacts (e.g., emissions, harmful chemicals in product portfolio, biodiversity management) and human impacts (e.g., hiring practices related to diversity, supply chain standards, health risk in product portfolio). Each factor may be evaluated using one or more indicators. Indicators generally take one of three forms: (A) a percentage of revenue derived from a particular business activity; (B) an analyst rating from 1-4 (with 1 being the lowest score and 4 the highest); or (C) for controversy indicators, the severity of the controversy (e.g., human rights).

ISS ESG assigns a score, with respect to each applicable indicator, to each company. To be eligible for inclusion in the Index, a company must meet the minimum threshold score established by the Index methodology with respect to each indicator. At its discretion and from time to time, Change Finance may supplement ISS ESG data with data from additional sources to further refine eligibility. The companies eligible for inclusion in the Index (the “Eligible Companies”) are then sorted by sector (e.g., healthcare, technology, consumer services) and ranked within each sector by their free-float market capitalization.

The Index contains approximately 100 equally-weighted Eligible Companies, and the weight of each sector in the Index reflects the weight of such sector in the Solactive Universe. For example, if the technology sector makes up 13.27% of the Solactive Universe, the 13 largest Eligible Companies in the technology sector will be included in the Index with a total weight of 13%.

At the time of each reconstitution of the Index, 100 companies are selected for inclusion in the Index and equally-weighted (i.e., each of the 100 companies receives a weight of 1%). The Index is reconstituted quarterly after the close of trading on the 10th business day of each March, June, September, and December, utilizing data from the last business day of the month preceding the reconstitution. The Index’s exposure may change significantly with each reconstitution or based on market movements between reconstitutions.

The Index was developed by Change Finance in 2017 in anticipation of the commencement of operations of the Predecessor Fund.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the equity securities of Eligible Companies (i.e., companies that meet the ESG criteria described above) that do not derive any revenue from fossil fuel production, fossil fuel power generation, tobacco production, production of GMOs, nuclear power generation, weapons production, or hazardous pesticide production. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. With respect to this policy, the Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index the risk, return and other characteristics of which closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-advisor believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Funds’ net asset value and possibly face delisting.

●	Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Funds’ NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Funds’ portfolio securities and the Funds’ market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

●	Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Funds’ NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Funds’ NAV.

●	Trading Issues Risk. Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

●	Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

REIT Risk. The Funds’ investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Risk of Investing in ESG Companies. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Index methodology’s ESG investment screening. This may affect the Funds’ exposure to certain companies or industries and may adversely impact the Funds’ performance depending on whether such companies or industries are in or out of favor in the market. The Funds’ performance may be lower than other funds that do not seek to invest in companies based on ESG factors and/or remove certain companies or industries from its selection process. The Index methodology seeks to identify companies that meet certain ESG standards and scores, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Index methodology incorporates ESG information provided by third-party data providers, which may be incomplete, inaccurate or unavailable for certain issuers.  In addition, ESG information across third-party data providers, indexes and other funds may differ and/or be incomplete.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants and Rights Risk.  Warrants and rights may lack a liquid secondary market for resale.  The prices of warrants and rights may fluctuate as a result of speculation or other factors.  Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments.  If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

MLP Risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in low volumes due to their small capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. The Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the Fund.

Concentration Risk. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries within a single sector to the extent that the Index is so concentrated. A portfolio concentrated in one or more sectors may present more risks than a portfolio broadly diversified over several sectors.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Consumer Discretionary Companies Risk. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Companies Risk. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Companies providing these products may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences, consumer spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.

Financial Companies Risk.  Financial companies are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the financial sector as a whole cannot be predicted. Companies in the financial sector may be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps, or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Financial companies are also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.

Health Care Companies Risk. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.

Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Third Party Data Risk. The composition of the Index is heavily dependent on proprietary information and data supplied by a third party (“Third Party Data”). When Third Party Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Funds’ portfolio can be expected to reflect the errors, too.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

Portfolio Turnover Risk. Active and frequent trading of the Funds’ portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Funds’ performance. A high rate of portfolio turnover is 100% or more.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The Fund adopted the performance of the Predecessor Fund following the Reorganization of the Predecessor Fund on March 18, 2022. The Predecessor Fund had substantially similar investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to March 19, 2022, reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of the Index and other market indices. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations on March 19, 2022. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Calendar-Year Total Return (before taxes) for Predecessor Fund For each calendar year at NAV

The calendar year-to-date return as of September 30, 2022, was (29.15)%.

Best and Worst Calendar Quarter Returns (for the periods reflected in the bar chart above)
Highest Return	24.15%	Quarter Ended 06/30/20
Lowest Return	(19.94)%	Quarter Ended 03/31/20

Average Annual Total Return for the periods ended December 31, 2021
Average Annual Total Returns - AXS Change Finance ESG ETF	1 Year	Since Inception	Inception Date
AXS Change Finance ESG ETF Shares	22.60%	18.02%	Oct. 09, 2017
AXS Change Finance ESG ETF Shares | After Taxes on Distributions	22.43%	17.79%	Oct. 09, 2017
AXS Change Finance ESG ETF Shares | After Taxes on Distributions and Sales	13.49%	14.44%	Oct. 09, 2017
Change Finance Diversified Impact U S Large Cap Fossil Fuel Free Index [Member]	23.31%	18.77%	Oct. 09, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.12%	Oct. 09, 2017

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

AXS First Priority CLO Bond ETF
AXS First Priority CLO Bond ETF
Investment Objective
AXS First Priority CLO Bond ETF (the “Fund”) seeks capital preservation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS First Priority CLO Bond ETF AXS First Priority CLO Bond ETF Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.25%
[1]	“Other Expenses” for the Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AXS First Priority CLO Bond ETF | AXS First Priority CLO Bond ETF Shares | USD ($)	26	80	141	318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. As a result of a reorganization (the “Reorganization”), the Fund acquired all of the assets, and assumed all of the liabilities, of AAF First Priority CLO Bond ETF, a series of Listed Funds Trust (the “Predecessor Fund”). During the most recent fiscal year ended July 31, 2022, the Predecessor Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in AAA rated first priority debt tranches of U.S. dollar-dominated collateralized loan obligations (“CLOs”).

CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in CLOs of any maturity. The Fund is actively managed and does not seek to track the performance of any particular index.

The Fund principally invests in CLOs with the following criteria:

Rated AAA

No CLO, at the time of purchase by the Fund, will have a rating that is below AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)). An NRSRO is a credit rating agency such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”), that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes. After purchase, a CLO’s rating may decline below the minimum rating required by the Fund for purchase. In such cases, Alternative Access Funds, LLC (“AAF” or the “Sub-Advisor”) will consider whether continuing to hold the CLO is in the best interest of the Fund.

Broadly Syndicated Senior-Secured Loans

The underlying collateral pool for each CLO must be comprised primarily (typically 90%) of broadly syndicated senior-secured first lien loans. A Broadly Syndicated Loan CLO (“BSL CLO”) is a CLO that limits the amount of loan collateral whose offering size is typically less than $250 million to a maximum of approximately 5% of the portfolio. No investments will be made in middle market CLOs, collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), collateralized debt obligations (“CDOs”) and synthetic CLOs.

First Priority Tranches Only

The Fund will invest only in the senior-most tranches of CLOs. The cash flows from a CLO trust are generally split into two or more portions, called tranches, varying in risk and yield. Senior tranches are paid from the cash flows of the underlying assets before the junior tranches and equity, or “first loss,” tranches. Losses are first borne by the equity tranches, then by the junior tranches, and finally by the senior tranches. Senior tranches pay the lowest interest rates but are generally safer investments than more junior tranches because, should there be any default, senior tranches are typically paid first. For the avoidance of doubt, the CLOs that the Fund purchases will be the senior-most tranches, consisting of floating rate bonds that rank first in priority of payments, at the time the CLO is issued. The Fund will not purchase CLO tranches that have subsequently become the senior-most tranches due to amortization of previously more senior tranches.

Minimum Offering and Tranche Size

The Fund will only invest in a CLO with a minimum initial total deal size of $300 million and minimum initial AAA tranche size of $150 million.

Maximum Positions Size

The Fund will not invest more than 5% of its total assets in any single security.

Maximum CLO Manager Exposure

The Fund will not invest more than 10% of its total assets in any single CLO manager.

Maximum Weighted Average Rating Factor

Each CLO will have a maximum Weighted Average Rating Factor (the “WARF”) (the “Maximum WARF”), at the time of purchase, of less than the greater of: a) 3,000, and b) the median WARF value of all outstanding broadly syndicated CLOs (as determined by the Sub-Advisor). WARF is a measure that is used by credit rating companies to indicate the quality of a CLO by aggregating the credit ratings of the CLO’s holdings into a single numerical value. If no WARF is calculated by the trustee of a particular CLO, the Sub-Advisor will at its discretion invest only in a CLO that it believes would not exceed the Maximum WARF. After purchase, a CLO’s WARF may exceed the Maximum WARF. In such cases, the Sub-Advisor will consider whether to continue to hold the CLO. Additional information about the WARF is located in the “Additional Information About the Funds’ Investment Strategies” section.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Collateralized Loan Obligations Risk. A CLO is a trust collateralized by a pool of credit-related assets. Accordingly, CLO securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. The extent of these risks depend largely on the type of securities used as collateral and the class of the CLOs in which the Fund invests. In addition, CLOs are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

Collateralized Loan Obligations Leveraging Risk. CLOs are typically leveraged, and such leverage will magnify the loss on CLO investments, which may in turn magnify the loss experienced by the Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Funds’ investments were not leveraged. The Fund intends to invest only in the most senior tranches of CLOs (those that are also AAA-rated), which generally are less affected by the effects of leverage than more junior tranches.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Prepayment or Call Risk. If the Fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund may be forced to reinvest the proceeds in securities with lower yields. In addition, the Fund may lose the amount of the premium paid in the event of prepayment.

Extension Risk. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

Credit Risk. Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the Funds’ NAV could also decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Interest Rate Risk. Changes in interest rates may adversely affect the value of the Funds’ investments in fixed income securities. Generally, the value of debt securities decline as interest rates rise. Falling interest rates also create the potential for a decline in the Funds’ income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Funds’ investments. These risks are greater during periods of rising inflation. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When the Fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the Funds’ NAV.

Floating Rate Notes Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Funds’ shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the LIBOR, may not accurately track market interest rates.

Private Placements and Restricted Securities Risk. Private placement securities are securities that have been privately placed and are not registered under the Securities Act of 1933, as amended. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the Securities Act or an exemption from registration (such as Rules 144 or 144A). Private placements and other restricted securities may be considered illiquid securities.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, shares may trade at a discount to the Funds’ net asset value and possibly face delisting.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Funds’ NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the Funds’ NAV and the Funds’ market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Funds’ NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Funds’ NAV.

Trading Issues Risk. Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Transactions in Cash Risk. The Fund intends to effect its creations and redemptions primarily for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in- kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to pay redemption proceeds. This may cause the Fund to incur certain costs such as brokerage costs, and to recognize gains or losses that it might not have incurred if it had paid redemption proceeds in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. In addition, the costs imposed on the Fund will decrease the Funds’ NAV unless the costs are offset by a transaction fee payable by an authorized participant.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Funds’ investments. Illiquid assets may also be difficult to value.

LIBOR Risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Limited Operating History. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Management and Strategy Risk. The value of your investment depends on the judgment of the Funds’ Advisor and Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The Fund adopted the performance of the Predecessor Fund following the Reorganization of the Predecessor Fund on October 14, 2022. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 14, 2022, reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns based on net asset value compared to those of the Bloomberg Floating Rate Note <5 Years Index. The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Calendar-Year Total Return (before taxes) for Predecessor Fund For each calendar year at NAV

The year-to-date total return for the Predecessor Fund as of September 30, 2022, was (1.94)%.
Average Annual Total Returns (for periods ended December 31, 2021)
Average Annual Total Returns - AXS First Priority CLO Bond ETF		1 Year	Since Inception	Inception Date
AXS First Priority CLO Bond ETF Shares	[1]	1.14%	1.10%	Sep. 08, 2020
AXS First Priority CLO Bond ETF Shares | After Taxes on Distributions	[1]	0.71%	0.67%	Sep. 08, 2020
AXS First Priority CLO Bond ETF Shares | After Taxes on Distributions and Sales	[1]	0.67%	0.66%	Sep. 08, 2020
Bloomberg Floating Rate Note less than 5 Years Index (reflects no deduction for fees, expenses or taxes)		0.45%	0.59%	Sep. 08, 2020
[1]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns before taxes do not reflect the effects of any income or capital gains taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.